Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2017
Commitments and Contingencies
Lease expense	$ 12,500	$ 11,500	$ 11,200
Operating lease commitments
Total future payments for recognized leasing assets	9,726
Less than One Year	6,406
One to Three Years	2,522
Three to Five Years	642
More than Five Years	156
Purchase commitments
Total	206,077
Less than One Year	197,181
One to Three Years	5,834
Three to Five Years	3,062
Convertible notes
2022, 2024 and 2030 Notes
Total	2,810,961
Less than One Year	37,906
One to Three Years	1,017,867
Three to Five Years	878,625
More than Five Years	876,563
Convertible notes | 2022 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 900,000					$ 900,000
Interest rate (as a percent)	1.25%					1.25%
Total	$ 922,492
Less than One Year	11,250
One to Three Years	911,242
Convertible notes | 2024 Notes
2022, 2024 and 2030 Notes
Total	898,000
Less than One Year	14,000
One to Three Years	56,000
Three to Five Years	828,000
Convertible notes | 2030 Notes
2022, 2024 and 2030 Notes
Total	990,469
Less than One Year	12,656
One to Three Years	50,625
Three to Five Years	50,625
More than Five Years	876,563
Unsecured senior notes | 2024 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 800,000				$ 800,000
Interest rate (as a percent)	3.50%				3.50%
Unsecured senior notes | 2030 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 750,000			$ 750,000
Interest rate (as a percent)	3.375%			3.375%